Employees' Stock Incentive Plans and Management Incentive Plans (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended					38 Months Ended	0 Months Ended
	Jun. 08, 2013	Jun. 07, 2013	Dec. 29, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Feb. 15, 2012	Apr. 27, 2011	Feb. 15, 2011	Apr. 29, 2012	Oct. 16, 2013	Aug. 28, 2012	Oct. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Business Acquisition per share price 2	$ 72.50
Vested in Period, Fair Value		$ 24,300,000
Options granted, Number of Options			14,300,000	1,540,000		1,649,000		1,733,000
Excess Tax Benefit from Share-based Compensation, Operating Activities		14,400,000		8,100,000		7,500,000		12,400,000
Excess Tax Benefit from Share-based Compensation, Financing Activities		36,700,000		10,300,000		7,600,000		8,600,000
Proceeds from Stock Options Exercised		900,000			113,477,000	82,714,000		154,774,000
Deferred Tax Expense from Stock Options Exercised		18,300,000		51,100,000		15,100,000		21,000,000
Unrecognized compensation costs					4,600,000	6,400,000				6,400,000
Restricted Stock or Unit Expense		21,700,000		2,600,000	23,600,000	25,700,000		23,200,000
Discount from Market Price, Offering Date										95.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans				5,000,000			121,460		165,635
Other Labor-related Expenses		3,000,000		15,000,000	32,000,000	34,000,000		45,000,000
Expected term (years)				5 years	7 years	5 years		5 years 6 months
Fiscal Year 2003 Stock Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of Shares Authorized						18,900,000				18,900,000
Grants in Period				1,540,340
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 5.79	$ 5.80		$ 5.36
H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period				5 years
Unrecognized compensation costs			33,300,000	33,300,000
Predecessor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options granted, Number of Options				1,540,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 5.79
Proceeds from Stock Options Exercised		886,000			113,477,000	82,714,000		154,774,000
Predecessor [Member] | Selling, General and Administrative Expenses [Member] | Long-term Performance Program [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation cost		3,800,000			17,300,000	18,400,000		21,500,000
Successor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options granted, Number of Options			14,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			2.43
Proceeds from Stock Options Exercised				0
Successor [Member] | Selling, General and Administrative Expenses [Member] | Long-term Performance Program [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation cost				0
Stock Option Awards Granted Fiscal 2004 Through 2006 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Term period				10 years
Vesting period				1 year
Expected term (years)				10 years
Stock Option Awards Granted Fiscal 2006 Through Current [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Term period				7 years
Vesting period				4 years
Expected term (years)				7 years
Stock Option Awards Granted in Fiscal 2013 [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Term period				10 years
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of Shares Authorized					9,440,000	9,400,000				9,400,000
Unrecognized compensation costs					24,900,000	27,600,000		29,400,000		27,600,000
Employee Stock Option [Member] | H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of Shares Authorized													39,600,000
Options granted, Number of Options											14,300,000
Grants in Period											14,300,000
Deferred Compensation Arrangement with Individual, Exercise Price											$ 10.00
Pre-tax compensation cost				$ 1,400,000
Employee Stock Option [Member] | Predecessor [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Vesting period				4 years
Management Development and Compensation Committee [Member] | Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options granted, Number of Options												10,000,000